Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

November 6, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Bow River Capital Evergreen Fund (the “Fund”)

(Registration Nos. 333-237941; 811-23566)

Preliminary Proxy Statement

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Fund’s Preliminary Proxy Statement. This Preliminary Proxy Statement is being filed in connection with a special meeting of shareholders of the Fund being held to approve new investment advisory agreements for the Fund.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959 or in my absence, Stacie Lamb at (312) 569-1146.

Sincerely,

/s/ Joshua B. Deringer
Joshua B. Deringer